Supplement dated May 29, 2019 to your variable annuity Prospectus dated May 1, 2019 for the variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

This supplement must be preceded or accompanied by the Contract Prospectus, as supplemented.

Fund Name Changes

Due to a fund acquisition between related parties of the Oppenheimer Variable Account Funds and the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the following fund names will change as follows:

FROM:	TO:
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund Series II
Oppenheimer International Growth Fund/VA Service Shares	Invesco Oppenheimer V.I. International Growth Fund Series II

In addition, the investment adviser/manager will change from OFI Global Asset Management, Inc. to Invesco Advisers, Inc.

The table in the YOUR INVESTMENT OPTIONS – Your Variable Investment Options section is amended to include the following:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	MANAGER
Invesco Oppenheimer V.I. Global Fund Series II	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund Series II	Seeks capital appreciation.	Invesco Advisers, Inc.

All other references in the Contract Prospectus to the Oppenheimer Global Fund/VA and Oppenheimer International Growth Fund/VA are replaced with Invesco Oppenheimer V.I. Global Fund and Invesco Oppenheimer V.I. International Growth Fund, respectively.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Emerging Markets Portfolio will change from OppenheimerFunds, Inc. to Invesco Advisers, Inc.

The Manager/Subadviser for the Main Street® Core Portfolio is changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. VASUP0519